SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Property and equipment
Estimated useful lives of property and equipment	5 years
Buildings | Minimum
Property and equipment
Estimated useful lives of property and equipment	10 years
Buildings | Maximum
Property and equipment
Estimated useful lives of property and equipment	50 years
Leasehold improvements | Minimum
Property and equipment
Estimated useful lives of property and equipment	3 years
Leasehold improvements | Maximum
Property and equipment
Estimated useful lives of property and equipment	10 years
Switching equipment | Minimum
Property and equipment
Estimated useful lives of property and equipment	3 years
Switching equipment | Maximum
Property and equipment
Estimated useful lives of property and equipment	15 years
Telegraph, telex and data communication equipment
Property and equipment
Estimated useful lives of property and equipment	15 years
Transmission installation and equipment | Minimum
Property and equipment
Estimated useful lives of property and equipment	3 years
Transmission installation and equipment | Maximum
Property and equipment
Estimated useful lives of property and equipment	40 years
Satellite, earth station and equipment | Minimum
Property and equipment
Estimated useful lives of property and equipment	4 years
Satellite, earth station and equipment | Maximum
Property and equipment
Estimated useful lives of property and equipment	20 years
Cable network | Minimum
Property and equipment
Estimated useful lives of property and equipment	3 years
Cable network | Maximum
Property and equipment
Estimated useful lives of property and equipment	25 years
Drop Cable
Property and equipment
Estimated useful lives of property and equipment	5 years
Power supply | Minimum
Property and equipment
Estimated useful lives of property and equipment	4 years
Power supply | Maximum
Property and equipment
Estimated useful lives of property and equipment	25 years
Data processing equipment | Minimum
Property and equipment
Estimated useful lives of property and equipment	4 years
Data processing equipment | Maximum
Property and equipment
Estimated useful lives of property and equipment	20 years
Other telecommunication peripherals | Minimum
Property and equipment
Estimated useful lives of property and equipment	3 years
Other telecommunication peripherals | Maximum
Property and equipment
Estimated useful lives of property and equipment	5 years
Office equipment | Minimum
Property and equipment
Estimated useful lives of property and equipment	2 years
Office equipment | Maximum
Property and equipment
Estimated useful lives of property and equipment	5 years
Vehicles | Minimum
Property and equipment
Estimated useful lives of property and equipment	4 years
Vehicles | Maximum
Property and equipment
Estimated useful lives of property and equipment	8 years
Other equipment | Minimum
Property and equipment
Estimated useful lives of property and equipment	2 years
Other equipment | Maximum
Property and equipment
Estimated useful lives of property and equipment	5 years